Significant Related Party Transactions and Balances (Details) - Schedule of Key Management Personnel	12 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2022 MYR (RM)
Schedule of Key Management Personnel [Abstract]
Salaries and related costs	RM 325,177	$ 68,956	RM 285,739	RM 282,605
Defined contribution plan	38,879	8,245	34,157	33,807
Total	RM 364,056	$ 77,201	RM 319,896	RM 316,412